Warrants and Earnout Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Apr. 22, 2022	Mar. 29, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Apr. 21, 2022	Jun. 10, 2021	Dec. 31, 2019	Feb. 28, 2019
Class of Warrant or Right [Line Items]
Public warrants exercisable period from closing of initial public offering					12 months
Public and private warrants expiration term after completion of business combination					5 years
Earnout shares		4,128,113			4,128,113
Warrants to purchase									15,025,563
Starry Credit Agreement [Member] | 2019 Equity Warrants
Class of Warrant or Right [Line Items]
Warrants issued on fair value basis				$ 6,175	$ 6,175
Component of APIC and debt discount					$ 8,307
Warrants outstanding							3,525,132
Starry Credit Agreement [Member] | 2019 Liability Warrant, 2019 Equity Warrants, 2019 Warrants
Class of Warrant or Right [Line Items]
Exchange right additional paid in capital to warrant liabilities			$ 6,345
Vest at 12.50 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share				$ 12.5	$ 12.5
Earnout shares					2,224,167
Vest at 15.00 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share				15	$ 15
Earnout shares					951,973
Vest at 17.50 Stock Price Level is Achieved
Class of Warrant or Right [Line Items]
Stock price per share				$ 17.5	$ 17.5
Earnout shares					951,973
Class A Common Stock | Amended Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Number of trading day	20 days
Weighted average trading price per share	$ 9.2
Market value per share	7.94
Class A Common Stock | Minimum [Member] | Amended Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share	7.94					$ 10
Class A Common Stock | Maximum [Member] | Amended Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share	14.29					$ 18
Non-voting Common Stock [Member] | Starry Credit Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase								17,625,662
Non-voting Common Stock [Member] | Starry Credit Agreement [Member] | Delayed Draw Tranche C [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase							2,896,992
Warrants stock value							$ 1,695
Non-voting Common Stock [Member] | Starry Credit Agreement [Member] | Tranche C Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase							11,509,673
Warrants stock value							$ 6,733
Class A Common Stock and Securities Exchangeable for Shares of Class A Common Stock [Member] | Amended Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase price per share	$ 7.5
Percentage of aggregate gross proceeds from issuance to equity proceeds	60.00%
FirstMark
Class of Warrant or Right [Line Items]
Units sold					41,400,000
FirstMark | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase each share of common stock				1	1
Over-Allotment Option | FirstMark
Class of Warrant or Right [Line Items]
Units sold					5,400,000
Price per warrant				$ 10	$ 10
Public Warrants [Member} | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase of common stock				13,800,000	13,800,000
Public Warrants [Member} | Class A Common Stock | Minimum [Member]
Class of Warrant or Right [Line Items]
Price per warrant	$ 9.13
Warrants issued to purchase each share of common stock	1.2415
Public Warrants [Member} | Class A Common Stock | Maximum [Member]
Class of Warrant or Right [Line Items]
Price per warrant	$ 11.5
Warrants issued to purchase each share of common stock	1.2415
Public Warrants [Member} | FirstMark
Class of Warrant or Right [Line Items]
Warrants issued to purchase each share of common stock				0.33	0.33
Public Warrants [Member} | FirstMark | Common Stock
Class of Warrant or Right [Line Items]
Price per warrant				$ 11.5	$ 11.5
Warrants issued to purchase each share of common stock				1	1
Private Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants liabilities assumed		$ 15,697
Fair value adjustment of warrants				$ 9,707	$ 7,229
Private Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants issued to purchase of common stock				6,853,333	6,853,333
Private Warrants | FirstMark
Class of Warrant or Right [Line Items]
Units sold					6,853,333
Price per warrant				$ 1.5	$ 1.5
Proceeds from issuance of private placement					$ 10,300,000
Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Price per warrant				11.5	$ 11.5
Redemption price per warrant				0.01	$ 0.01
Minimum written notice period required for redemption of warrant					30 days
Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share				18	$ 18
Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per warrant				0.1	$ 0.1
Minimum written notice period required for redemption of warrant					30 days
Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price per share				$ 10	$ 10